Filed with the Securities and Exchange Commission on April 21, 2022.

Registration No. 333-17663

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

POST-EFFECTIVE AMENDMENT NO. 40

TO

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

SEPARATE ACCOUNT FP (Exact Name of Trust) EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (Exact Name of Depositor)	Equitable Financial Life Insurance Company 1290 Avenue of the Americas New York, New York 10104 (Name and Address of Agent for Service)

1290 Avenue of the Americas New York, New York 10104
(Address of Depositor’s Principal Executive Offices)

Telephone Number, Including Area Code: (212) 554-1234

Please send copies of all communications to:

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10104

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2022 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

Equitable Financial Life Insurance Company

Variable Life Insurance Policies

Prospectus Supplement for Incentive Life Plus® dated May 1, 2022

This prospectus supplement updates certain information in the most recent prospectus you received for your Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)    ABOUT THE PORTFOLIOS OF THE TRUSTS.  We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of the Company, receives management fees and Equitable Investment Management, LLC, an affiliate of Equitable IMG, receives administrative fees in connection with the services they provide to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (”the EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the

Copyright 2022 Equitable Financial Life Insurance Company

All rights reserved.

#158443

Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Portfolios of the Trusts

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.	• Equitable Investment Management Group, LLC • SSGA Funds Management Inc.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC d/b/a Barrow Hanley Global Investors • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMALL CAP VALUE	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY ESG(*)(1)	Seeks to achieve long-term capital appreciation.	• AXA Investment Managers US Inc. • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/500 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓

3

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(*)(2)	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSGA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500 Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.

4

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/FRANKLIN STRATEGIC INCOME	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSGA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓

5

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INVESCO COMSTOCK	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ASSETS	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE(**)	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Henderson Investors US LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • GQG Partners LLC • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

6

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY(+)	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓

7

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MONEY MARKET(++)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management, Inc.
EQ/PIMCO REAL RETURN	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO TOTAL RETURN ESG(*)(3)	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Funds Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/VALUE EQUITY	Seeks to achieve capital appreciation.	• Aristotle Capital Management, LLC • Equitable Investment Management Group, LLC
EQ/WELLINGTON ENERGY	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company LLP
MULTIMANAGER AGGRESSIVE EQUITY	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

8

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
MULTIMANAGER CORE BOND	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital LP • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSGA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

EQ Premier VIP Trust Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Equitable Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, US Inc • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2025 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

9

EQ Premier VIP Trust Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Equitable Volatility Management
TARGET 2055 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. MAIN STREET MID CAP FUND®	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® Class 4 Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management CompanySM
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management CompanySM

Delaware VIP® Trust — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
DELAWARE IVY VIP HIGH INCOME	Seeks to provide total return through a combination of high current income and capital appreciation.

•  Delaware Management Company

•  Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG

•  Sub-Adviser: Macquarie Investment Management Europe Limited

•  Sub-Adviser: Macquarie Investment Management Global Limited

DELAWARE IVY VIP SMALL CAP GROWTH	Seeks to provide growth of capital.	• Delaware Management Company • Sub-Adviser: Macquarie Funds Management Hong Kong Limited • Sub-Adviser: Macquarie Investment Management Global Limited

Fidelity® Variable Insurance Products (VIP) – Initial Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)

Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)

Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FRANKLIN MUTUAL SHARES VIP FUND	Seeks capital appreciation, with income as a secondary goal.	• Franklin Mutual Advisers, LLC
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC

10

Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
TEMPLETON GROWTH VIP FUND	Seeks long-term capital growth.	• Templeton Global Advisors Limited

MFS® Variable Insurance Trusts — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company

PIMCO Variable Insurance Trust — Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.

VanEck VIP Trust Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL RESOURCES FUND	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	• Van Eck Associates Corporation

(+)	For this Portfolio only, we offer Class IA Shares — not Class IB Shares.
(++)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this Supplement. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name

(1)	1290 VT SmartBeta Equity

(2)	EQ/Clearbridge Large Cap Growth

(3)	EQ/PIMCO Total Return

(**)

This is the Investment Manager or Sub Adviser’s (together the “Adviser”) new name, as applicable. The Adviser’s former name is Janus Capital Management LLC which may continue to be used in certain documents for a period of time after the date of this Supplement.

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Supplement, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

(1)    About the Trusts.  The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in

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certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Supplement, or in their respective SAIs, which are available upon request.

(2)    SPECIAL SERVICES CHARGES.  We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all contracts or policies. If you need additional information about the services, please contact us.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Policy illustration charge.  We do not charge for illustrations. We reserve the right to charge in the future.

Duplicate policy/contract charge.  We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Policy history charge.  We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Charge for returned payments.  For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3)    MANAGING YOUR ALLOCATIONS.  The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4)    INVESTMENT PORTFOLIOS.  Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Option. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.56%	Highest 1.47%

(1)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2023 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2023. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.55%	Highest 1.44%

(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

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(5)    THE COMPANY.  We are Equitable Financial Life Insurance Company (“the Company”) a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $900 billion in assets as of December 31, 2021. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(6)    HOW TO REACH US.  To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

By mail:

At the Post Office Box for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

P.O. Box 1047

Charlotte, North Carolina 28201-1047

By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday through Thursday, 8:30 am to 7:00 pm and Friday, 8:30 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:

life-service@equitable.com

By fax:

1-855-268-6378

By Internet:

Visit our website at www.equitable.com. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms.  We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among investment options (if submitted by e-mail); and

(4)	designation of new policy owner(s) and beneficiaries.

Other Requests.  We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;

(b)	transfers among investment options (not submitted by e-mail); and

(c)	changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by phone, (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. For more information please see your prospectus. In the future, we may require that certain requests be completed over the Internet.

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Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

Our asset rebalancing service.  You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(7)    INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION.  As described in your prospectus, your policy permits you to transfer a limited amount of your policy’s account value out of the guaranteed interest option (“GIO”) during certain time periods (the “GIO Transfer Period”). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

You can request a transfer via the Internet by visiting our website at www.equitable.com and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option® (“MSO”), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.

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(8)    DISRUPTIVE TRANSFER ACTIVITY.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this Supplement, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers.

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Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(9)    TAX INFORMATION.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. In the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

3.8% Tax on Net Investment Income or “NII”.  The 3.8% tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

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(10)    CUSTOMER LOYALTY CREDIT.  We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

(11)    COST OF INSURANCE CHARGE REDUCTION.  Currently, after your policy has been in force for a certain number of years, you are eligible for a non-guaranteed reduction in the monthly cost of insurance charge applied to your policy. The amount of this reduction is calculated as a percentage of your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed. Please see your most recent prospectus for more details, including (i) the number of years your policy must be in force in order to be eligible for this reduction and (ii) the applicable percentage reduction, which increases over time up to a specified maximum amount.

Starting on policy anniversaries that fall on or after April 1, 2015, the amount of the reduction in your monthly cost of insurance charge will be calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy’s GIO on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

Please note that if your Incentive Life Plus® policy was issued in New York, this change may not apply.  To determine if this change applies to your policy or if you would like additional information about this change, please contact our Administrative Office.

*	The guaranteed interest option is part of what your policy and other supplemental material may refer to as the “Guaranteed Interest Account” or “Guaranteed Interest Division”.

(12)    MATURITY.  If the insured person is still living on the policy anniversary closest to the policy maturity date (the Final Policy Date for your policy), we will pay you the policy’s account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are “restricted” as a result of previously distributed “living benefits.” The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy’s maturity date. The rider, if elected, will allow the policy to be kept in force until the insured’s death, subject to the policy’s loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy’s maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(13)    COVID-19.  The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and inter

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est rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

(14)    CYBERSECURITY RISKS AND CATASTROPHIC EVENTS.  We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue policies and process policy transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing policies and processing of other policy-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

(15)    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  The (i) financial statements of each of the variable investment options of Separate Account FP as of December 31, 2021 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021 incorporated in this Prospectus supplement by reference to the filed Form N-VPFS have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

(16)    FINANCIAL STATEMENTS.  Our general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(17)    MANAGEMENT.  A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this Supplement.

18

Appendix A

Directors and principal officers

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of Equitable Financial Life Insurance Company and/or its affiliates in various executive positions during the last five years. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

Name and Principal Business Address	Business Experience Within Past Five Years
George Stansfield AXA 25, Avenue Matignon 75008 Paris, France

George Stansfield is currently Deputy Chief Executive Officer (since December 2017) and Group General Secretary of AXA (since July 2016) in charge of Human Resources, Public Affairs, Communications, Brand & Sustainability, Legal, Compliance, Internal Audit and GIE AXA. Mr. Stansfield joined AXA’s Group Legal Department in Paris in 1996. He was Head of Group Human Resources from 2010 to 2016 and Group General Counsel from 2004 to 2016. Prior to 2004, Mr. Stansfield was an attorney in the AXA Group Legal Department (1996-2004) and the legal department of Equitable Financial Life Insurance Company (1985-1996), where he was a corporate attorney specializing in merger and acquisition transactions involving financial institutions, securities law and general corporate matters.

Mr. Stansfield has been a Director of Equitable Holdings, Inc. since April 2018 and a Director of Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America since May 2017.

Mr. Stansfield has been a member of AXA Group’s Management Committee since July 2016. He is currently Chairman of the Supervisory Board of GIE AXA, AXA Liabilities Managers and a Director or Member of the Management Committee of AXA Life Insurance Co., Ltd. (Japan) and AXA ASIA. In addition, Mr. Stansfield is a permanent repesentative of AXA to the board of AXA Millésimes Finance, Chàteau Petit Village, Chàteau Pichon Longueville, SCI de L’Arlot and Société Belle Hélène. He also serves as a member of the Advisory Council of AXA Venture Partners and is a Trustee of American Library of Paris.

Mr. Stansfield received a B.A. from Trinity College and a J.D. from Georgetown Law School. He was admitted to the New York Bar in 1986.

Daniel G. Kaye 767 Quail Run Inverness, IL 60067

Daniel (“Dan”) G. Kaye served as Interim Chief Financial Officer and Treasurer of HealthEast Care System from January 2013 to May 2014. Prior to joining HealthEast, Mr. Kaye spent 35 years with Ernst & Young LLP, from which he retired in 2012. Throughout his time at Ernst & Young, where he was an audit partner for 25 years, Mr. Kaye enjoyed a track record of increasing leadership and operational responsibilities, including serving as the New England Managing Partner and the Midwest Managing Partner of Assurance.

Mr. Kaye has been a Director of Equitable Holdings, Inc. since May 2018 and a Director of Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America since September 2015. He is currently a member of the Board of Directors of AllianceBernstein Corporation since May 2017, where he serves as a member of the Compensation and Workplace Practices Committee. He is also a member of the Board of Directors of CME Group, Inc., since May 2019 where he serves as a member of the Audit Committee. In addition, Mr. Kaye was a member of the Board of Directors of AXA Insurance Company from April 2017 to December 2018. He was a Director of AXA Financial, Inc. from September 2015 to May 2018.

He was a member of the Board of Ferrellgas Partners L.P. from August 2012 to November 2015, where he served on the Audit Committee and as Chairman of the Corporate Governance and Nominating Committee.

Mr. Kaye has previously served as a member of the Board of Catholic Charities Archdiocese of Boston, Greater Boston Chamber of Commerce, Junior Achievement of Northern New England, United Way of Massachusetts Bay and United Way of Metropolitan Chicago.

A-1

Appendix A

Directors and principal officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years
Francis Hondal Mastercard 801 Brickell Avenue, Suite 1300 Miami, FL 33131

Francis Hondal is currently President, Loyalty and Engagement of Mastercard Inc. since 2018. She is a Member of the Dean’s Council advisory board at the Florida International University College of Business.

Ms. Hondal is currently a Director of Equitable Holdings, Inc., Equitable Financial Life Insurance Company and Equitable Life Insurance Company of America. Ms. Hondal is also a board member of Bath & Body Works, Inc. since March 2021.

Ms. Hondal joined Mastercard Inc. in 2011 as Group Executive, Global Products and Solutions, LAC. From 2015 to 2017, she was Executive Vice President, Global Credit and Global Loyalty Solutions. In 2017 she was Executive Vice President of Loyalty, Marketing and Digital Services. Ms. Hondal was previously Founder, International Business Development and Marketing Consultancy at Increventi Corporation from 2009 to 2011. Prior to Increventi Corporation, she was Vice President and General Manager, International Insurance Services, LAC and Canada at American Express from 2006 to 2009; prior thereto, Vice President and General Manager, International Consumer Services Marketing, LAC from 1998 to 2006; prior thereto, Chief Financial Officer, LAC from 1988 to 1992. Ms. Hondal began her career as Corporate Banking Officer at Barnett Bank of Florida from 1988 to 1992.

Joan Lamm-Tennant 10 Madison Square West 1107 Broadway, Apt. 10G New York, NY 10010

Joan Lamm-Tennant founded Blue Marble Microinsurance and served as its Chief Executive Officer from 2015 to 2020. She currently is Executive Advisor of Brewer Lane Ventures since 2021 and Managing General Underwriter of Africa Specialty Risks since 2021. Ms. Lamm-Tennant also serves on the Boards of Directors of Ambac Financial Group, Inc., Hamilton Insurance Group, Ltd. and Element Fleet Management Corp.

Ms. Lamm-Tennant is currently Chair of the Board of Equitable Holdings, Inc., Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America since October 2021. Ms. Lamm-Tennant is Chair of the Executive Committee and is a Member of the Audit Committee of all three companies. Ms. Lamm-Tennant also serves as a member of Finance and Risk Committee of Equitable Holdings, Inc. Ms. Lamm-Tennant is also Chair of the Board of AllianceBernstein Corporation since she joined the Board in October 2021, and chairs AllianceBernstein’s Executive Committee.

Ms. Lamm-Tennant previously served as a member of the Board of Directors of Selective Insurance Group, Inc. from 1993 to 2015, Ivans, Inc. from 2004 to 2013, Focus Trust Fund from 1995 to 1998, and Turner Investment Advisors from 1996 to 1997.

Ms. Lamm-Tennant was previously Adjunct Professor, International Business at The Wharton School of the University of Pennsylvania from 2006 to 2015. Prior to The Wharton School, she was concurrently Head, Enterprise Risk Management and Advisor to the Chief Risk Officer at Marsh & McLennan Companies, Inc. from 2009 to 2015; prior thereto, Global Chief Economist and Risk Strategist, Guy Carpenter from 2007 to 2015. Ms. Lamm-Tennant was previously Senior Vice President and President, General Re Capital Consultants at General Reinsurance Corporation from 1999 to 2007; prior thereto, Vice President from 1997 to 1999.

Kristi A. Matus 47-C Dana Road Boxford, MA 01921

Kristi A. Matus joined Buckle as Chief Financial Officer and Chief Operating Officer in October 2020. Before that, she served as the Executive Vice President and Chief Financial & Administrative Officer at athenahealth, Inc. from July 2014 to May 2016. In addition to all finance, risk management, compliance, and audit functions, she was responsible for investor relations, human capital management, real estate, and internally facing information technology.

Before joining athenahealth, Ms. Matus served as Executive Vice President of Government Services at Aetna, Inc. from February 2012 to July 2013. Prior to Aetna, she held several senior leadership roles at United Services Automobile Association, including Executive Vice President and Chief Financial Officer from 2008 to 2012. Ms. Matus also served as President of USAA’s life insurance and investment management companies. She began her career at the Aid Association for Lutherans where she held various financial and operational roles for over a decade.

A-2

Appendix A

Directors and principal officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years
Kristi A. Matus (cont.)

Ms. Matus is a member of the Board of Cerence, Inc. effective October 1, 2019, serving as the Chair of the Audit Committee. She is a former member of the Board of Concordia Plan Services and a former member of the Board of Jordan Health Services, Inc. from November 2016 to December 2019. She was also an Executive Advisor for Thomas H. Lee Partners L.P from October 2017 to October 2020. Ms. Matus is a former member of the Board and Chair of the Compensation Committee of Tru Optik Data Corp. from May 2013 to October 2020; and a former member of the Board and Chair of the Audit Committee of Nextech Systems from June 2019 to October 2020.

Ms. Matus has been a Director of Equitable Holdings, Inc. since March 2019. She has been a Director of Equitable Financial Life Insurance Company since September 2015. Ms. Matus has been a Director of Equitable Financial Life Insurance Company of America since March 2019; prior thereto, she was a Director from September 2015 to May 2018. She was a Director of AXA Financial, Inc. from September 2015 to May 2018. She became a member of the Board of Directors of AllianceBernstein Corporation in July 2019, where she serves as Chair of the Compensation and Workplace Practices Committee and as Chair of the Corporate Governance Committee.

Bertram L. Scott 3601 Hampton Manor Drive Charlotte, NC 28226

Mr. Scott recently retired as Senior Vice President of population health management of Novant Health, Inc. from February 2015 to May 2019. He currently serves s 2019-21 Chairman of the American Heart Association. From November 2012 to December 2014, he served as President and Chief Executive Officer of Affinity Health Plan. Prior to joining Affinity, Mr. Scott served as President, U.S. Commercial of CIGNA Corporation from June 2010 to December 2011, with executive responsibilities for U.S. products, marketing, national accounts, underwriting and for regional, individual, select and senior segments. Prior to joining CIGNA, Mr. Scott served as Executive Vice President and Chief Institutional Development & Sales Officer at TIAA-CREF, a leading provider of retirement services in the academic, research, medical and cultural fields. Mr. Scott joined TIAA-CREF in 2000 as President of its life insurance business, and later served as the company’s Executive Vice President for product management and strategy implementation. He served as Executive Vice President of TIAA-CREF from 2000 to June 2010 and as President and Chief Executive Officer of TIAA-CREF Life Insurance Company from 2000 to 2007.

Mr. Scott is a member of the Board of Directors of Becton, Dickinson and Company, where he serves on the Audit Committee (Chair), and a member of the Compensation and Human Capital and Executive Committees. He is also a member of the Board of Directors of Lowe’s Companies, Inc., where he serves on the Audit Committee (Chair) and Governance Committees. In addition, Mr. Scott is Chairman of the Board of the American Heart Association since 2019 and a member of the Board of Directors of Point32Health since January 2021. Mr. Scott is a former member of the Board of Directors of Tufts Health Plan from 2019 to December 2020.

Mr. Scott is a member of the Board of Directors of Becton, Dickinson and Company, where he serves on the Audit Committee (Chair). He is also a member of the Board of Directors of Lowe’s Companies, Inc., where he serves on the Audit Committee (Chair) and Governance Committees. In addition, Mr. Scott is a member of the Board of Directors of Tufts Health Plan.

Mr. Scott has been a Director of Equitable Holdings, Inc. since March 2019. He has been a Director of Equitable Financial Life Insurance Company since March 2019; prior thereto, he was a Director from May 2012 to May 2018. Mr. Scott has been a Director of Equitable Financial Life Insurance Company of America since March 2019; prior thereto, he was Director from May 2012 to May 2018. He is also a director of AllianceBernstein Corporation since September 2020. He was a Director of AXA Financial, Inc. from May 2012 to May 2018 and was a Director of MONY Life Insurance Company from May 2012 to September 2013.

A-3

Appendix A

Directors and principal officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years
Charles G.T. Stonehill Founding Partner Green & Blue Advisors 285 Central Park West New York, NY 10024

Mr. Stonehill is Founding Partner of Green & Blue Advisors LLC. He also serves as non-executive Vice Chairman of the Board of Directors of Julius Baer Group Ltd., a Member of the Supervisory Board of Deutsche Boerse AG (since May 2019).

Mr. Stonehill has over 30 years’ experience in energy markets, investment banking and capital markets, including key positions at Lazard Frères & Co. LLC, Credit Suisse First Boston and Morgan Stanley & Co. Mr. Stonehill served as the Chief Financial Officer of Better Place Inc. an Electric Vehicle start-up, from 2009 to 2011, where he was responsible for its global financial strategy and capital raising. In his career in financial services, Mr. Stonehill served as the Managing Director of Lazard Frères & Co. LLC and Global and Head of Lazard Capital Markets from 2002 to 2004. He served as Head of Investment Banking for the Americas of Credit Suisse First Boston from 1997 to 2002. He served as the Head of European Equities and Equity Capital Markets at Morgan Stanley & Co. Incorporated from 1984 to 1997. He began his career at JP Morgan in the oil and gas investment banking group, where he worked from 1978 to 1984. Mr. Stonehill served as the Non-Executive Chairman of Panmure Gordon & Co. PLC from 2006 until 2008. He served as a non-executive Director of CommonBond LLC, a marketplace lender originating student loans from 2015 until September 2020. He has been a Director of Bank Julius Baer & Co. Ltd. since 2006 where he is also currently Vice Chairman, Chair of the Nomination Committee and serves on the Governance & Risk Committee. He served as an Independent Director of The London Metal Exchange Limited from 2005 until 2009. He has represented as a Board Member many financial services companies, including as an independent Director of GAM Holding AG, the LCH Group Ltd. (LCH Clearnet), and of Lazard & Co., Limited, among other companies. He is a Governor of the Harrow School in the United Kingdom. He served as non-executive Vice Chairman of the Board of Directors; Chair, Nomination Committee; Chair of the Governance & Risk Committee of Julius Baer Group, Ltd from 2009 until 2021. He also served as a non-executive Director of PlayMagnus A/S in Oslo from 2016 until 2021.

Mr. Stonehill has been a Director of Equitable Holdings, Inc. since April 2018 and a Director of Equitable Financial Life Insurance Company since November 2017. He is a Director of Equitable Financial Life Insurance Company of America since March 2019; prior thereto, he was a Director from November 2017 to May 2018. He became a member of the Board of Directors of AllianceBernstein Corporation in March 2019, where he serves as Chair of the Audit and Risk Committee and a Member of the Corporate Governance Committee. Mr. Stonehill was a Director of AXA Financial, Inc. from November 2017 to May 2018.

Officers — Directors
Name and Principal Business Address	Business Experience Within Past Five Years
Mark Pearson

Mr. Pearson is President and Chief Executive Officer of Equitable Holdings, Inc. (EQH), which comprises Equitable Financial Life Insurance Company, a leading financial services firm, and AllianceBernstein. He also serves as CEO of Equitable Financial Life Insurance Company of America. Under Mr. Pearson’s leadership, the organization is dedicated to helping clients retire with dignity, protect their families, and prepare for their financial future with confidence.

Mr. Pearson brings to the Board the diverse financial services experience he has developed through his service as an executive. Prior to his current role, Mr. Pearson served from 2008 to 2011 as the President and CEO of AXA Japan. He joined AXA in 1995 with the acquisition of National Mutual Holdings and was appointed Regional Chief Executive of AXA Asia Life in 2001. He is also a member of the EQH Executive Committee since 2008.

Mr. Pearson holds several board positions within the Equitable Holdings, Inc. family of companies, including Equitable Financial Life Insurance Company (since January 2011), Equitable Financial Life Insurance Company of America (since January 2011) and AllianceBernstein Corporation (since February 2011). Mr. Pearson was elected a Director

A-4

Appendix A

Officers — Directors  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years
Mark Pearson (cont.)

of AllianceBernstein Corporation in 2011 and serves as a member of the Compensation and Workplace Practices Committee, the Corporate Governance Committee and the Executive Committee.

Before joining EQH, Mr. Pearson spent 20 years in the insurance sector, assuming senior management positions at Hill Samuel, Schroders, National Mutual Holdings and Friends Provident.

Mr. Pearson is a Fellow of the Association of Chartered Certified Accountants.

Other Officers

Name and Principal Business Address	Business Experience Within Past Five Years

Nicholas B. Lane

Mr. Lane is currently President of Equitable Financial, leading the company’s Commercial Businesses and its Marketing, Customer Experience and Strategy functions. He is a member of the Equitable Holdings Management Committee. Mr. Lane has held many leadership roles since joining the company in 2005. Before assuming his current role, he served as CEO and President of AXA Japan. Prior to this, he was Senior Executive Director at Equitable Financial with responsibility across the firm’s commercial divisions. From July 2008 to February 2011, Mr. Lane served as the Head of AXA Global Strategy overseeing the company’s five-year strategic plan and M&A portfolio screenings across 60 countries. In addition, he oversaw AXA Group’s asset management business serving on the boards of AXA Investment Managers, AXA Private Equity and AXA Real Estate Management. Mr. Lane joined Equitable Financial in 2005 as the Senior Vice President of the Strategic Initiatives Group. Prior to joining Equitable Financial, Mr. Lane was a consultant for McKinsey & Company and a Captain in the United States Marine Corps. Mr. Lane has served as Chairman of the Insured Retirement Institute (IRI) and Director at the Life Insurance Marketing and Research Association (LIMRA). Mr. Lane was appointed a Director of AllianceBernstein in April of 2019.

José Ramón González

José Ramón González joined Equitable Holdings in March 2021 as the Company’s Chief Legal Officer and Secretary and as a member of the Management Committee. Mr. González leads the Company’s legal and compliance functions and, as corporate secretary, ensures outstanding corporate governance across the Company and its principal franchises, Equitable Financial and AllianceBernstein. Prior to joining Equitable, Mr. González held a number of senior leadership roles in the insurance industry, serving as Executive Vice President and General Counsel of CNA from 2019 to March 2021, Chief Legal Officer and Corporate Secretary of QBE North America from 2014 to 2019, and Group General Counsel and Corporate Secretary at Torus Insurance from 2011 to 2014. Mr. González also has held numerous leadership roles over the course of 12 years within the legal function of AIG and began his career as a Corporate Associate with the law firm of Weil, Gotshal & Manges LLP. He is a member of the New York bar, and holds a J.D. from Columbia Law School, an LL.M. from Universidad Complutense de Madrid, and a B.S. from the Wharton School of the University of Pennsylvania.

Mr. González serves as Chair of the Board of Directors of Latino-Justice PRLDEF and a member of the Boards of Directors of The Bass Museum of Art, the Spain-U.S. Chamber of Commerce and Explr PBC, Inc.

Jeffrey J. Hurd

Jeffrey J. Hurd is Chief Operating Officer of Equitable Holdings and a member of the company’s Management Committee. He has strategic oversight for the company’s Human Resources, Information Technology and Communications departments. Mr. Hurd also has responsibility for the company’s Transformation Office which encompasses key functional areas including operations, data and analytics, procurement and corporate real estate. Prior to joining Equitable Financial in January 2018, Mr. Hurd served as Executive Vice President and Chief Operating Officer at American International Group, Inc. (AIG). He amassed deep industry experience during his nearly 20-year tenure at AIG having served as the Chief Human Resources Officer, Chief Administrative Officer, Deputy General Counsel and Head of Asset Management Restructuring. In addition, he

A-5

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years
Jeffrey J. Hurd (cont.)	was the Chief Administrative Officer for AIG Investments and the interim CEO of AIG Global Real Estate. Mr. Hurd currently serves on the Board of Directors for AllianceBernstein. He previously has held a variety of board positions including as a director United Guaranty Corporation, a leading mortgage insurer, and the post-IPO board of AIA Group, a top insurance company in Southeast Asia. He began his career as an associate at Morgan, Lewis & Bockius. Mr. Hurd received his Juris Doctor degree from New York University School of Law, and his Bachelor of Arts degree in political science from Union College.

Seth P. Bernstein

Seth Bernstein is President and Chief Executive Officer of AllianceBernstein Corporation, and a director of the firm. From 2014 to 2017, Mr. Bernstein was Managing Director and Global Head of Managed Solutions and Strategy at JPMorgan Asset Management, responsible for the management of all discretionary assets with the Private Banking client segment. He also serves as Senior Executive Vice President and head of Investment Management and Research of Equitable Holdings, Inc. from April 2018 to present.

Previously, Mr. Bernstein held a number of senior leadership roles at JPMorgan Chase & Co., serving as Managing Director and Global Head of Asset Management Solutions, Managing Director and Global Head of Fixed Income & Currency, and Chief Financial Officer of the Investment Management and Private Banking division.

William Eckert	William Eckert is Chief Accounting Officer of Equitable Holdings, responsible for the company’s accounting, tax and central finance departments, and a member of the Operating Committee for Equitable.

Prior to joining the company, Mr. Eckert served as Senior Vice President, Corporate Controller and Principal Accounting Officer of Athene Holding Ltd. Previously, Mr. Eckert served as Corporate Controller at ProSight Specialty, and prior to that Chief Accounting Officer of Kohlberg Kravis Roberts & Co. He began his career with Deloitte & Touche LLP and held leadership roles at Selective Insurance Group, Inc. and Prudential Financial, Inc.
Aaron Sarfatti	Aaron Sarfatti is Chief Risk Officer of Equitable, responsible for the company’s enterprise-wide risk management and strategy functions, inclusive of Equitable and AllianceBernstein. In this role, he ensures the company’s strategic direction and disciplined approach to risk management help drive business growth in a manner that delivers value for shareholders and customers.

Previously, Mr. Sarfatti served as Managing Director and Head of Strategy for the company’s Life, Retirement and Wealth Management businesses.

Mr. Sarfatti has more than 15 years of experience working in financial services, life insurance, asset management and retail banking. Prior to joining Equitable, he served as a partner with global management consulting firm Oliver Wyman in its North American Insurance Practice. This included a four-year role as head of the firm’s New York office, where he led high profile firm engagements, including support of the NAIC’s reform of VA capital standards and of the industry in its engagement with the US Treasury regarding the design of appropriate systemic risk regulations for the life insurance sector. Mr. Sarfatti started his career as a management consultant at Oliver Wyman, where he served as a Partner in the Insurance Practice and, for four years, the Head of the New York Office. He has been appointed by the Federal Reserve as an inaugural member of its Insurance Policy Advisory Committee.

Stephanie Withers

Stephanie Withers is the Chief Auditor of Equitable Holdings and a member of the company’s Management Committee. Ms. Withers leads Equitable Audit Services, providing insight on the effectiveness of governance, risk management and control processes across the company. She reports to the Audit Committee of the Board of Directors and the CEO of Equitable Holdings. Before joining Equitable Holdings, Ms. Withers was Chief Credit Review Officer at SunTrust Bank. During her 15-year tenure with SunTrust, she also helped engineer the transformation of the Internal Audit function into a high stature valued business partner, as well as established strong risk management functions within Finance and Corporate Treasury. Earlier in her career, Ms. Withers spent more than a decade at The Coca-Cola Company in a variety of leadership roles.

A-6

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Robin M. Raju

Robin M. Raju is Chief Financial Officer for Equitable Holdings and a member of the Management Committee. As CFO, Mr. Raju is responsible for the Treasury, Investment Management (General Account and Separate Accounts), Investor Relations, Corporate Development and M&A, Actuarial, Accounting and Controlling, Corporate Tax, Financial Planning and Analysis, Expense Management and Distribution Finance areas of Equitable.

Before becoming Equitable’s CFO in April 2021, Mr. Raju served as Head of Individual Retirement, where he drove the strategy for the Individual Retirement business, including distribution, product, inforce portfolio, M&A, capital, hedging and strategic relationships. Prior to that, he was Treasurer of Equitable Holdings and Business Chief Financial Officer for Equitable’s Life, Retirement and Wealth Management businesses, where he played a key role in managing the capital and financials that underpin the company’s business segments. His key accomplishments include raising over $20bn in the capital markets, establishing credit lines and executing M&A transactions. He also led the company’s preparation for its successful IPO in May of 2018.

Throughout his career, Mr. Raju has focused on strategic growth and efficiency leading to the creation of long-term value for customers. Since joining Equitable in 2004, he has held positions in the Office of the CEO, Equitable Funds Management Group, and with Equitable Advisors. He also spent three years at AXA Global Life and Savings at AXA S.A. headquarters in Paris.

Prior to joining the company, Mr. Raju was a municipal bond broker.

Yun (“Julia”) Zhang

Yun (Julia) Zhang is Group Treasurer of Equitable Holdings (NYSE: EQH) and a member of the Equitable Operating Committee. Ms. Zhang oversees the company’s capital and liquidity management, dividend and funding strategy and banking and rating agency relationships. She also serves as a director and Chief Financial Officer for multiple EQH subsidiaries and acts as a steering committee member of the company’s Capital and Liquidity, Hedging, Investment and Risk Committees. Previously, Ms. Zhang was the Treasurer of Equitable Financial Life, where she was instrumental in developing the company’s capital management strategy and ensuring balance sheet strength. She began her career with the company in 2007 on the derivatives and hedging team.

Steven M. Joenk	Steven M. Joenk is Chief Investment Officer at Equitable and a member of the company’s Operating Committee. He oversees the investment of Equitable’s $75+ billion general account portfolio and the development and implementation of the firm’s derivatives & hedging programs. He also serves as Trustee, Chairman of the Board, Chief Executive Officer and President of the Equitable Investment Management Group, LLC (Equitable IMG), a wholly owned subsidiary of Equitable. Equitable IMG manages over $100 billion in subadvised funds, which include variable insurance portfolios and mutual funds.

From 2004 to 2008, he served as Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc.

Earlier in his career, Mr. Joenk held senior leadership positions at MeesPierson, Inc., Gabelli Funds, Inc. and Mitchell Hutchins Asset Management, a subsidiary of Paine Webber, Inc.

A-7

Appendix A

Appendix B

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.

Dates of previous prospectuses and supplements: (1)	which relate to our:

December 19, 1994; May 1, 1995 through May 1, 2022; September 15,

1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000; June 23,

2000; September 1, 2000; February 9, 2001; September 4,

2001; December 1, 2001(2); December 14, 2001; February 22, 2002; July

15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1,

2003; May 15, 2003, November 24, 2003; February 10, 2004

(2 supplements); August 10, 2004; December 13,

2004; February 4, 2005; February 23, 2005; May 1, 2005 (3 supplements);

June 10, 2005; June 17, 2005; August 31, 2005; February 23,

2006; August 25, 2006; December 11, 2006; August 24,

2007; September 24, 2007; October 19, 2007; February 23, 2007;

July 21, 2008; August 15, 2008 (4 supplements); December 1,

January 15, 2009; February 23, 2009; August 17, 2009; September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010; June 24, 2010; August 25, 2010; December 15, 2010; February 10, 2011; February 11, 2011; June 30, 2011; August 25, 2011; February 6, 2012; June 20, 2012; July 31, 2012; August 30, 2012; September 27, 2012; February 15, 2013; August 21, 2013; November 12, 2014; February 18, 2014; August 18, 2014; February 26, 2015; November 15, 2016; August 25, 2017; February 16, 2018; August 1, 2018; October 16, 2018; November 20, 2018; June 13, 2019; July 2, 2020; May 28, 2021; January 31, 2022

Incentive Life Plus® Policies
(1)	In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)	This Supplement applies only to certain groups.

B-1

Appendix B

Equitable Financial Life Insurance Company

Variable Life Insurance Policies

Prospectus Supplement dated May 1, 2022

• Incentive Life®	• Incentive Life® 2000

• Incentive Life Plus®	• Champion 2000

• Special Offer Policy

This prospectus supplement updates certain information in the most recent prospectus you received for your Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)  ABOUT THE PORTFOLIOS OF THE TRUSTS.  We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of the Company, receives management fees and Equitable Investment Management, LLC, an affiliate of Equitable IMG, receives administrative fees in connection with the services they provide to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company,

Copyright 2022 Equitable Financial Life Insurance Company.

All rights reserved.

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may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓” under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Portfolios of the Trusts

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.	• Equitable Investment Management Group, LLC • SSGA Funds Management, Inc.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	IA	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC d/b/a Barrow Hanley Global Investors • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	IB	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMALL CAP VALUE	B	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY ESG(*)(1)	IB	Seeks to achieve long-term capital appreciation.	• AXA Investment Managers US Inc. • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	IB	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/400 MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/500 MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SMALL CAP GROWTH	IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION	IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE	IB	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH	IB	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(*)(2)	IB	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CORE BOND INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSGA Funds Management, Inc.
EQ/EQUITY 500 INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN RISING DIVIDENDS	IB	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	IB	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	IA	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	IA	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ASSETS	IB	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE(**)	IA	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Henderson Investors US LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International Inc. • Equitable Investment Management Group, LLC • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LAZARD EMERGING MARKETS EQUITY	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	IA	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	IB	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP VALUE MANAGED VOLATILITY(++)	IA	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company LLP	✓
EQ/MODERATE ALLOCATION	A	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	A	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/MONEY MARKET(+)	IA	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH	B	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management Inc
EQ/PIMCO REAL RETURN	IB	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO TOTAL RETURN ESG(*)(3)	IB	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	IA	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/QUALITY BOND PLUS	IA	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	IA	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	IB	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/VALUE EQUITY	IB	Seeks to achieve capital appreciation and secondarily, income.	• Aristotle Capital Management, LLC • Equitable Investment Management Group, LLC
EQ/WELLINGTON ENERGY	IB	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company LLP
MULTIMANAGER AGGRESSIVE EQUITY	IA	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	IB	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital LP • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSGA Funds Management, Inc.

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
MULTIMANAGER TECHNOLOGY	IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

EQ Premier VIP Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Equitable Volatility Management
EQ/AGGRESSIVE ALLOCATION	A	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	A	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	A	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND	A	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment US Managers, Inc • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MODERATE ALLOCATION	A	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	A	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2025 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. MAIN STREET MID CAP FUND®	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® Class 4 Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management CompanySM
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management CompanySM
Delaware VIP® Trust — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
DELAWARE IVY VIP HIGH INCOME	Seeks to provide total return through a combination of high current income and capital appreciation.

•  Delaware Management Company

•  Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG

•  Sub-Adviser: Macquarie Investment Management Europe Limited

•  Sub-Adviser: Macquarie Investment Management Global Limited

DELAWARE IVY VIP SMALL CAP GROWTH	Seeks to provide growth of capital.	• Delaware Management Company • Sub-Adviser: Macquarie Funds Management Hong Kong Limited • Sub-Adviser: Macquarie Investment Management Global Limited
Fidelity ® Variable Insurance Products (VIP) – Initial Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)
Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FRANKLIN MUTUAL SHARES VIP FUND	Seeks capital appreciation, with income as a secondary goal.	• Franklin Mutual Advisers, LLC
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
TEMPLETON GROWTH VIP FUND	Seeks long-term capital growth.	• Templeton Global Advisors Limited

MFS® Variable Insurance Trusts Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company

PIMCO Variable Insurance Trust Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.

VanEck VIP Trust S Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL RESOURCES FUND	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	• Van Eck Associates Corporation
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The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	For this Portfolio only, we offer Class IA Shares — not Class IB Shares.
(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this Supplement. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name

(1)	1290 VT SmartBeta Equity

(2)	EQ/Clearbridge Large Cap Growth

(3)	EQ/PIMCO Total Return
(**)

This is the Investment Manager or Sub Adviser’s (together the “Adviser”) new name, as applicable. The Adviser’s former name is Janus Capital Management LLC which may continue to be used in certain documents for a period of time after the date of this Supplement.

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this Supplement, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

(1) About the Trusts. The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Supplement, or in their respective SAIs, which are available upon request.

(2)  SPECIAL SERVICES CHARGES.  We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all policies. If you need additional information about the services, please contact us.

Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Policy illustration charge. We do not charge for illustrations. We reserve the right to charge in the future.

Duplicate policy/contract charge. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Policy history charge. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Charge for returned payments. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3)  MANAGING YOUR ALLOCATIONS.  The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4)  INVESTMENT PORTFOLIOS.  Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Option. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.56%	Highest 1.47%
(1)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2023 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2023. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.55%	Highest 1.44%
(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

(5)  THE COMPANY.  We are Equitable Financial Life Insurance Company (the “Company”) a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $900 billion in assets as of December 31, 2021. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(6)  HOW TO REACH US.  To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

By mail:

At the Post Office Box for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

P.O. Box 1047

Charlotte, North Carolina 28201-1047

By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday through Thursday, 8:30 am to 7:00 pm and Friday, 8:30 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:

life-service@equitable.com

By fax:

1-855-268-6378

By Internet:

Visit our website at www.equitable.com. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms.  We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among investment options (if submitted by e-mail); and

(4)	designation of new policy owner(s) and beneficiaries.

Other Requests.  We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;

(b)	transfers among investment options (not submitted by e-mail); and

(c)	changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by phone, (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. For more information please see your prospectus. In the future, we may require that certain requests be completed over the Internet.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

Our asset rebalancing service.  You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(7)  INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION.  As described in your prospectus, your policy permits you to transfer a limited amount of your policy’s account value out of the guaranteed interest option (“GIO”) during certain time periods (the “GIO Transfer Period”). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice.

You can request a transfer via the Internet by visiting our website at www.equitable.com and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option® (“MSO”), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.

(8)  DISRUPTIVE TRANSFER ACTIVITY.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this Supplement, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(9)  TAX INFORMATION.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. In the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

3.8% Tax on Net Investment Income or “NII”.  The 3.8% tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Tax withholding and information reporting

Status for income tax purposes; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

(10)  CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

Incentive Life® policies only.  Certain Incentive Life® policyholders are eligible for an additional non-guaranteed customer loyalty credit (introduced in 2001) if their policy has been in force for at least 20 years and has a face value of $500,000 or more. Starting on policy anniversaries that fall on or after April 1, 2015, this credit is calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the customer loyalty credit calculation date; and

(b) equals any portion of your unloaned Policy Account Value invested in GIO on the customer loyalty credit calculation date. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.50% per annum, (b) equals zero.

Special Offer Policies only.  As of 2015, certain policies may be eligible for an additional non-guaranteed Customer Loyalty Credit that we will credit annually (“Additional CLC”). The Additional CLC will be an amount of up to 0.25% of the unloaned Policy Account Value, not including any value in the Guaranteed Interest Division (“GID”), as of the close of the last business day in June each year (the “Valuation Date”) for policies in a group of policies that satisfies the eligibility requirements described below.

Eligibility requirements. On any Valuation Date, a group of policies must meet all of the following conditions to be eligible for the Additional CLC:

1.	Each policy in the group has been in force for at least 20 years.

2.	Each policy in the group must have been issued in a state other than New York.

3.	Each policy in the group is owned by the same corporate employer and the group of policies has:

(a) an aggregate Policy Account Value of at least $10 million,

(b) a ratio of aggregate Policy Account Value to aggregate Face Value of at least 100%.

For each Valuation Date on which a group of policies satisfies the Additional CLC eligibility requirements, we will credit the Policy Account Value of each policy within the group with the Additional CLC amount on a business day that falls on or before the end of July following the Valuation Date (the “Crediting Date”). The Additional CLC amount for each such policy will be allocated among the Separate Account divisions and/or GID in accordance with that policy’s premium allocation instructions on file with us on the Crediting Date.

Please note that policies eligible for the Additional CLC will not participate in any investment results or credited interest on the Additional CLC amount between the Valuation Date and the Crediting Date.

If a policy qualifies for an Additional CLC on a Valuation Date but is then terminated prior to the next Crediting Date, we will credit the policy with the Additional CLC amount on the effective termination date of that policy.

(11)  COST OF INSURANCE CHARGE REDUCTION  (Incentive Life® Plus, Incentive Life® 2000 and Champion 2000SM only).   Starting on policy anniversaries that fall on or after April 1, 2015, the amount of the reduction in your monthly cost of insurance charge will be calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy’s GIO on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

Please note that if your Incentive Life Plus® policy was issued in New York, this change may not apply.

(12)  MATURITY  (For all variable life insurance policies except Champion 2000).   If the insured person is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy’s account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are “restricted” as a result of previously distributed “living benefits.” The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy’s maturity date. The rider, if elected, will allow the policy to be kept in force until the insured’s death, subject to the policy’s loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy’s maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(13)  COVID-19.  The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

(14)   CYBERSECURITY RISKS AND CATASTROPHIC EVENTS  We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue policies and process policy transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing policies and processing of other policy-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

(15)  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  The (i) financial statements of each of the variable investment options of Separate Account FP as of December 31, 2021 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021 incorporated in this Prospectus supplement by reference to the filed Form N-VPFS have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

(16)  FINANCIAL STATEMENTS.  Our general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(17)  MANAGEMENT.  A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this Supplement.

Appendix A

Directors and Principal Officers

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of Equitable Financial Life Insurance Company and/or its affiliates in various executive positions during the last five years. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

Name and Principal Business Address	Business Experience Within Past Five Years

George Stansfield AXA 25, Avenue Matignon 75008 Paris, France

George Stansfield is currently Deputy Chief Executive Officer (since December 2017) and Group General Secretary of AXA (since July 2016) in charge of Human Resources, Public Affairs, Communications, Brand & Sustainability, Legal, Compliance, Internal Audit and GIE AXA. Mr. Stansfield joined AXA’s Group Legal Department in Paris in 1996. He was Head of Group Human Resources from 2010 to 2016 and Group General Counsel from 2004 to 2016. Prior to 2004, Mr. Stansfield was an attorney in the AXA Group Legal Department (1996-2004) and the legal department of Equitable Financial Life Insurance Company (1985-1996), where he was a corporate attorney specializing in merger and acquisition transactions involving financial institutions, securities law and general corporate matters.

Mr. Stansfield has been a Director of Equitable Holdings, Inc. since April 2018 and a Director of Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America since May 2017.

Mr. Stansfield has been a member of AXA Group’s Management Committee since July 2016. He is currently Chairman of the Supervisory Board of GIE AXA, AXA Liabilities Managers and a Director or Member of the Management Committee of AXA Life Insurance Co., Ltd. (Japan) and AXA ASIA. In addition, Mr. Stansfield is a permanent repesentative of AXA to the board of AXA Millésimes Finance, Chàteau Petit Village, Chàteau Pichon Longueville, SCI de L’Arlot and Société Belle Hélène. He also serves as a member of the Advisory Council of AXA Venture Partners and is a Trustee of American Library of Paris.

Mr. Stansfield received a B.A. from Trinity College and a J.D. from Georgetown Law School. He was admitted to the New York Bar in 1986.

Appendix A

Directors and Principal Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Daniel G. Kaye 767 Quail Run Inverness, IL 60067

Daniel (“Dan”) G. Kaye served as Interim Chief Financial Officer and Treasurer of HealthEast Care System from January 2013 to May 2014. Prior to joining HealthEast, Mr. Kaye spent 35 years with Ernst & Young LLP, from which he retired in 2012. Throughout his time at Ernst & Young, where he was an audit partner for 25 years, Mr. Kaye enjoyed a track record of increasing leadership and operational responsibilities, including serving as the New England Managing Partner and the Midwest Managing Partner of Assurance.

Mr. Kaye has been a Director of Equitable Holdings, Inc. since May 2018 and a Director of Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America since September 2015. He is currently a member of the Board of Directors of AllianceBernstein Corporation since May 2017, where he serves as a member of the Compensation and Workplace Practices Committee. He is also a member of the Board of Directors of CME Group, Inc., since May 2019 where he serves as a member of the Audit Committee. In addition, Mr. Kaye was a member of the Board of Directors of AXA Insurance Company from April 2017 to December 2018. He was a Director of AXA Financial, Inc. from September 2015 to May 2018.

He was a member of the Board of Ferrellgas Partners L.P. from August 2012 to November 2015, where he served on the Audit Committee and as Chairman of the Corporate Governance and Nominating Committee.

Mr. Kaye has previously served as a member of the Board of Catholic Charities Archdiocese of Boston, Greater Boston Chamber of Commerce, Junior Achievement of Northern New England, United Way of Massachusetts Bay and United Way of Metropolitan Chicago.

Francis Hondal Mastercard 801 Brickell Avenue, Suite 1300 Miami, FL 33131	Francis Hondal is currently President, Loyalty and Engagement of Mastercard Inc. since 2018. She is a Member of the Dean’s Council advisory board at the Florida International University College of Business.
Ms. Hondal is currently a Director of Equitable Holdings, Inc., Equitable Financial Life Insurance Company and Equitable Life Insurance Company of America. Ms. Hondal is also a board member of Bath & Body Works, Inc. since March 2021.
Ms. Hondal joined Mastercard Inc. in 2011 as Group Executive, Global Products and Solutions, LAC. From 2015 to 2017, she was Executive Vice President, Global Credit and Global Loyalty Solutions. In 2017 she was Executive Vice President of Loyalty, Marketing and Digital Services. Ms. Hondal was previously Founder, International Business Development and Marketing Consultancy at Increventi Corporation from 2009 to 2011. Prior to Increventi Corporation, she was Vice President and General Manager, International Insurance Services, LAC and Canada at American Express from 2006 to 2009; prior thereto, Vice President and General Manager, International Consumer Services Marketing, LAC from 1998 to 2006; prior thereto, Chief Financial Officer, LAC from 1988 to 1992. Ms. Hondal began her career as Corporate Banking Officer at Barnett Bank of Florida from 1988 to 1992.

Appendix A

Directors and Principal Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Joan Lamm-Tennant 10 Madison Square West 1107 Broadway, Apt. 10G New York, NY 10010

Joan Lamm-Tennant founded Blue Marble Microinsurance and served as its Chief Executive Officer from 2015 to 2020. She currently is Executive Advisor of Brewer Lane Ventures since 2021 and Managing General Underwriter of Africa Specialty Risks since 2021. Ms. Lamm-Tennant also serves on the Boards of Directors of Ambac Financial Group, Inc., Hamilton Insurance Group, Ltd. and Element Fleet Management Corp.

Ms. Lamm-Tennant is currently Chair of the Board of Equitable Holdings, Inc., Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America since October 2021. Ms. Lamm-Tennant is Chair of the Executive Committee and is a Member of the Audit Committee of all three companies. Ms. Lamm-Tennant also serves as a member of Finance and Risk Committee of Equitable Holdings, Inc. Ms. Lamm-Tennant is also Chair of the Board of AllianceBernstein Corporation since she joined the Board in October 2021, and chairs AllianceBernstein’s Executive Committee.

Ms. Lamm-Tennant previously served as a member of the Board of Directors of Selective Insurance Group, Inc. from 1993 to 2015, Ivans, Inc. from 2004 to 2013, Focus Trust Fund from 1995 to 1998, and Turner Investment Advisors from 1996 to 1997.
Ms. Lamm-Tennant was previously Adjunct Professor, International Business at The Wharton School of the University of Pennsylvania from 2006 to 2015. Prior to The Wharton School, she was concurrently Head, Enterprise Risk Management and Advisor to the Chief Risk Officer at Marsh & McLennan Companies, Inc. from 2009 to 2015; prior thereto, Global Chief Economist and Risk Strategist, Guy Carpenter from 2007 to 2015. Ms. Lamm-Tennant was previously Senior Vice President and President, General Re Capital Consultants at General Reinsurance Corporation from 1999 to 2007; prior thereto, Vice President from 1997 to 1999.

Kristi A. Matus 47-C Dana Road Boxford, MA 01921

Kristi A. Matus joined Buckle as Chief Financial Officer and Chief Operating Officer in October 2020. Before that, she served as the Executive Vice President and Chief Financial & Administrative Officer at athenahealth, Inc. from July 2014 to May 2016. In addition to all finance, risk management, compliance, and audit functions, she was responsible for investor relations, human capital management, real estate, and internally facing information technology.

Before joining athenahealth, Ms. Matus served as Executive Vice President of Government Services at Aetna, Inc. from February 2012 to July 2013. Prior to Aetna, she held several senior leadership roles at United Services Automobile Association, including Executive Vice President and Chief Financial Officer from 2008 to 2012. Ms. Matus also served as President of USAA’s life insurance and investment management companies. She began her career at the Aid Association for Lutherans where she held various financial and operational roles for over a decade.

Ms. Matus is a member of the Board of Cerence, Inc. effective October 1, 2019, serving as the Chair of the Audit Committee. She is a former member of the Board of Concordia Plan Services and a former member of the Board of Jordan Health Services, Inc. from November 2016 to December 2019. She was also an Executive Advisor for Thomas H. Lee Partners L.P from October 2017 to October 2020. Ms. Matus is a former member of the Board and Chair of the Compensation Committee of Tru Optik Data Corp. from May 2013 to October 2020; and a former member of the Board and Chair of the Audit Committee of Nextech Systems from June 2019 to October 2020.

Ms. Matus has been a Director of Equitable Holdings, Inc. since March 2019. She has been a Director of Equitable Financial Life Insurance Company since September 2015. Ms. Matus has been a Director of Equitable Financial Life Insurance Company of America since March 2019; prior thereto, she was a Director from September 2015 to May 2018. She was a Director of AXA Financial, Inc. from September 2015 to May 2018. She became a member of the Board of Directors of AllianceBernstein Corporation in July 2019, where she serves as Chair of the Compensation and Workplace Practices Committee and as Chair of the Corporate Governance Committee.

Appendix A

Directors and Principal Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Bertram L. Scott 3601 Hampton Manor Drive Charlotte, NC 28226	Mr. Scott recently retired as Senior Vice President of population health management of Novant Health, Inc. from February 2015 to May 2019. He currently serves s 2019-21 Chairman of the American Heart Association. From November 2012 to December 2014, he served as President and Chief Executive Officer of Affinity Health Plan. Prior to joining Affinity, Mr. Scott served as President, U.S. Commercial of CIGNA Corporation from June 2010 to December 2011, with executive responsibilities for U.S. products, marketing, national accounts, underwriting and for regional, individual, select and senior segments. Prior to joining CIGNA, Mr. Scott served as Executive Vice President and Chief Institutional Development & Sales Officer at TIAA-CREF, a leading provider of retirement services in the academic, research, medical and cultural fields. Mr. Scott joined TIAA-CREF in 2000 as President of its life insurance business, and later served as the company’s Executive Vice President for product management and strategy implementation. He served as Executive Vice President of TIAA-CREF from 2000 to June 2010 and as President and Chief Executive Officer of TIAA-CREF Life Insurance Company from 2000 to 2007.

Mr. Scott began his career in 1975 with Prudential Insurance Company, where he held a number of health care and group insurance sales and marketing roles of increasing responsibility. In 1996, he became President and Chief Executive Officer of the Horizon/Mercy Health Plan, a joint Medicaid managed care program between Mercy Health Plan of Pennsylvania and Blue Cross/Blue Shield of New Jersey.

Mr. Scott is a member of the Board of Directors of Becton, Dickinson and Company, where he serves on the Audit Committee (Chair), and a member of the Compensation and Human Capital and Executive Committees. He is also a member of the Board of Directors of Lowe’s Companies, Inc., where he serves on the Audit Committee (Chair) and Governance Committees. In addition, Mr. Scott is Chairman of the Board of the American Heart Association since 2019 and a member of the Board of Directors of Point32Health since January 2021. Mr. Scott is a former member of the Board of Directors of Tufts Health Plan from 2019 to December 2020.

Mr. Scott has been a Director of Equitable Holdings, Inc. since March 2019. He has been a Director of Equitable Financial Life Insurance Company since March 2019; prior thereto, he was a Director from May 2012 to May 2018. Mr. Scott has been a Director of Equitable Financial Life Insurance Company of America since March 2019; prior thereto, he was Director from May 2012 to May 2018. He is also a director of AllianceBernstein Corporation since September 2020. He was a Director of AXA Financial, Inc. from May 2012 to May 2018 and was a Director of MONY Life Insurance Company from May 2012 to September 2013.

Appendix A

Directors and Principal Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Charles G.T. Stonehill Founding Partner Green & Blue Advisors 285 Central Park West New York, NY 10024

Mr. Stonehill is Founding Partner of Green & Blue Advisors LLC. He also serves as non-executive Vice Chairman of the Board of Directors of Julius Baer Group Ltd., a Member of the Supervisory Board of Deutsche Boerse AG (since May 2019).

Mr. Stonehill has over 30 years’ experience in energy markets, investment banking and capital markets, including key positions at Lazard Frères & Co. LLC, Credit Suisse First Boston and Morgan Stanley & Co. Mr. Stonehill served as the Chief Financial Officer of Better Place Inc. an Electric Vehicle start-up, from 2009 to 2011, where he was responsible for its global financial strategy and capital raising. In his career in financial services, Mr. Stonehill served as the Managing Director of Lazard Frères & Co. LLC and Global and Head of Lazard Capital Markets from 2002 to 2004. He served as Head of Investment Banking for the Americas of Credit Suisse First Boston from 1997 to 2002. He served as the Head of European Equities and Equity Capital Markets at Morgan Stanley & Co. Incorporated from 1984 to 1997. He began his career at JP Morgan in the oil and gas investment banking group, where he worked from 1978 to 1984. Mr. Stonehill served as the Non-Executive Chairman of Panmure Gordon & Co. PLC from 2006 until 2008. He served as a non-executive Director of CommonBond LLC, a marketplace lender originating student loans from 2015 until September 2020. He has been a Director of Bank Julius Baer & Co. Ltd. since 2006 where he is also currently Vice Chairman, Chair of the Nomination Committee and serves on the Governance & Risk Committee. He served as an Independent Director of The London Metal Exchange Limited from 2005 until 2009. He has represented as a Board Member many financial services companies, including as an independent Director of GAM Holding AG, the LCH Group Ltd. (LCH Clearnet), and of Lazard & Co., Limited, among other companies. He is a Governor of the Harrow School in the United Kingdom. He served as non-executive Vice Chairman of the Board of Directors; Chair, Nomination Committee; Chair of the Governance & Risk Committee of Julius Baer Group, Ltd from 2009 until 2021. He also served as a non-executive Director of PlayMagnus A/S in Oslo from 2016 until 2021.

Mr. Stonehill has been a Director of Equitable Holdings, Inc. since April 2018 and a Director of Equitable Financial Life Insurance Company since November 2017. He is a Director of Equitable Financial Life Insurance Company of America since March 2019; prior thereto, he was a Director from November 2017 to May 2018. He became a member of the Board of Directors of AllianceBernstein Corporation in March 2019, where he serves as Chair of the Audit and Risk Committee and a Member of the Corporate Governance Committee. Mr. Stonehill was a Director of AXA Financial, Inc. from November 2017 to May 2018.

Appendix A

Officers — Directors
Name and Principal Business Address	Business Experience Within Past Five Years

Mark Pearson

Mr. Pearson is President and Chief Executive Officer of Equitable Holdings, Inc. (EQH), which comprises Equitable Financial Life Insurance Company, a leading financial services firm, and AllianceBernstein. He also serves as CEO of Equitable Financial Life Insurance Company of America. Under Mr. Pearson’s leadership, the organization is dedicated to helping clients retire with dignity, protect their families, and prepare for their financial future with confidence.

Mr. Pearson brings to the Board the diverse financial services experience he has developed through his service as an executive. Prior to his current role, Mr. Pearson served from 2008 to 2011 as the President and CEO of AXA Japan. He joined AXA in 1995 with the acquisition of National Mutual Holdings and was appointed Regional Chief Executive of AXA Asia Life in 2001. He is also a member of the EQH Executive Committee since 2008.

Mr. Pearson holds several board positions within the Equitable Holdings, Inc. family of companies, including Equitable Financial Life Insurance Company (since January 2011), Equitable Financial Life Insurance Company of America (since January 2011) and AllianceBernstein Corporation (since February 2011). Mr. Pearson was elected a Director of AllianceBernstein Corporation in 2011 and serves as a member of the Compensation and Workplace Practices Committee, the Corporate Governance Committee and the Executive Committee.

Before joining EQH, Mr. Pearson spent 20 years in the insurance sector, assuming senior management positions at Hill Samuel, Schroders, National Mutual Holdings and Friends Provident.

Mr. Pearson is a Fellow of the Association of Chartered Certified Accountants.
Other Officers
Name and Principal Business Address	Business Experience Within Past Five Years

Nicholas B. Lane

Mr. Lane is currently President of Equitable Financial, leading the company’s Commercial Businesses and its Marketing, Customer Experience and Strategy functions. He is a member of the Equitable Holdings Management Committee. Mr. Lane has held many leadership roles since joining the company in 2005. Before assuming his current role, he served as CEO and President of AXA Japan. Prior to this, he was Senior Executive Director at Equitable Financial with responsibility across the firm’s commercial divisions. From July 2008 to February 2011, Mr. Lane served as the Head of AXA Global Strategy overseeing the company’s five-year strategic plan and M&A portfolio screenings across 60 countries. In addition, he oversaw AXA Group’s asset management business serving on the boards of AXA Investment Managers, AXA Private Equity and AXA Real Estate Management. Mr. Lane joined Equitable Financial in 2005 as the Senior Vice President of the Strategic Initiatives Group. Prior to joining Equitable Financial, Mr. Lane was a consultant for McKinsey & Company and a Captain in the United States Marine Corps. Mr. Lane has served as Chairman of the Insured Retirement Institute (IRI) and Director at the Life Insurance Marketing and Research Association (LIMRA). Mr. Lane was appointed a Director of AllianceBernstein in April of 2019.

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

José Ramón González

José Ramón González joined Equitable Holdings in March 2021 as the Company’s Chief Legal Officer and Secretary and as a member of the Management Committee. Mr. González leads the Company’s legal and compliance functions and, as corporate secretary, ensures outstanding corporate governance across the Company and its principal franchises, Equitable Financial and AllianceBernstein. Prior to joining Equitable, Mr. González held a number of senior leadership roles in the insurance industry, serving as Executive Vice President and General Counsel of CNA from 2019 to March 2021, Chief Legal Officer and Corporate Secretary of QBE North America from 2014 to 2019, and Group General Counsel and Corporate Secretary at Torus Insurance from 2011 to 2014. Mr. González also has held numerous leadership roles over the course of 12 years within the legal function of AIG and began his career as a Corporate Associate with the law firm of Weil, Gotshal & Manges LLP. He is a member of the New York bar, and holds a J.D. from Columbia Law School, an LL.M. from Universidad Complutense de Madrid, and a B.S. from the Wharton School of the University of Pennsylvania.

Mr. González serves as Chair of the Board of Directors of Latino-Justice PRLDEF and a member of the Boards of Directors of The Bass Museum of Art, the Spain-U.S. Chamber of Commerce and Explr PBC, Inc.

Jeffrey J. Hurd	Jeffrey J. Hurd is Chief Operating Officer of Equitable Holdings and a member of the company’s Management Committee. He has strategic oversight for the company’s Human Resources, Information Technology and Communications departments. Mr. Hurd also has responsibility for the company’s Transformation Office which encompasses key functional areas including operations, data and analytics, procurement and corporate real estate. Prior to joining Equitable Financial in January 2018, Mr. Hurd served as Executive Vice President and Chief Operating Officer at American International Group, Inc. (AIG). He amassed deep industry experience during his nearly 20-year tenure at AIG having served as the Chief Human Resources Officer, Chief Administrative Officer, Deputy General Counsel and Head of Asset Management Restructuring. In addition, he was the Chief Administrative Officer for AIG Investments and the interim CEO of AIG Global Real Estate. Mr. Hurd currently serves on the Board of Directors for AllianceBernstein. He previously has held a variety of board positions including as a director United Guaranty Corporation, a leading mortgage insurer, and the post-IPO board of AIA Group, a top insurance company in Southeast Asia. He began his career as an associate at Morgan, Lewis & Bockius. Mr. Hurd received his Juris Doctor degree from New York University School of Law, and his Bachelor of Arts degree in political science from Union College.

Seth P. Bernstein

Seth Bernstein is President and Chief Executive Officer of AllianceBernstein Corporation, and a director of the firm. From 2014 to 2017, Mr. Bernstein was Managing Director and Global Head of Managed Solutions and Strategy at JPMorgan Asset Management, responsible for the management of all discretionary assets with the Private Banking client segment. He also serves as Senior Executive Vice President and head of Investment Management and Research of Equitable Holdings, Inc. from April 2018 to present.

Previously, Mr. Bernstein held a number of senior leadership roles at JPMorgan Chase & Co., serving as Managing Director and Global Head of Asset Management Solutions, Managing Director and Global Head of Fixed Income & Currency, and Chief Financial Officer of the Investment Management and Private Banking division.

William Eckert	William Eckert is Chief Accounting Officer of Equitable Holdings, responsible for the company’s accounting, tax and central finance departments, and a member of the Operating Committee for Equitable.

Prior to joining the company, Mr. Eckert served as Senior Vice President, Corporate Controller and Principal Accounting Officer of Athene Holding Ltd. Previously, Mr. Eckert served as Corporate Controller at ProSight Specialty, and prior to that Chief Accounting Officer of Kohlberg Kravis Roberts & Co. He began his career with Deloitte & Touche LLP and held leadership roles at Selective Insurance Group, Inc. and Prudential Financial, Inc.

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Aaron Sarfatti	Aaron Sarfatti is Chief Risk Officer of Equitable, responsible for company’s enterprise-wide risk management and strategy functions, inclusive of Equitable and AllianceBernstein. In this role, he ensures the company’s strategic direction and disciplined approach to risk management help drive business growth in a manner that delivers value for shareholders and customers.

Previously, Mr. Sarfatti served as Managing Director and Head of Strategy for the company’s Life, Retirement and Wealth Management businesses.

Mr. Sarfatti has more than 15 years of experience working in financial services, life insurance, asset management and retail banking. Prior to joining Equitable, he served as a partner with global management consulting firm Oliver Wyman in its North American Insurance Practice. This included a four-year role as head of the firm’s New York office, where he led high profile firm engagements, including support of the NAIC’s reform of VA capital standards and of the industry in its engagement with the US Treasury regarding the design of appropriate systemic risk regulations for the life insurance sector. Mr. Sarfatti started his career as a management consultant at Oliver Wyman, where he served as a Partner in the Insurance Practice and, for four years, the Head of the New York Office. He has been appointed by the Federal Reserve as an inaugural member of its Insurance Policy Advisory Committee.

Stephanie Withers

Stephanie Withers is the Chief Auditor of Equitable Holdings and a member of the company’s Management Committee. Ms. Withers leads Equitable Audit Services, providing insight on the effectiveness of governance, risk management and control processes across the company. She reports to the Audit Committee of the Board of Directors and the CEO of Equitable Holdings. Before joining Equitable Holdings, Ms. Withers was Chief Credit Review Officer at SunTrust Bank. During her 15-year tenure with SunTrust, she also helped engineer the transformation of the Internal Audit function into a high stature valued business partner, as well as established strong risk management functions within Finance and Corporate Treasury. Earlier in her career, Ms. Withers spent more than a decade at The Coca-Cola Company in a variety of leadership roles.

Robin M. Raju

Robin M. Raju is Chief Financial Officer for Equitable Holdings and a member of the Management Committee. As CFO, Mr. Raju is responsible for the Treasury, Investment Management (General Account and Separate Accounts), Investor Relations, Corporate Development and M&A, Actuarial, Accounting and Controlling, Corporate Tax, Financial Planning and Analysis, Expense Management and Distribution Finance areas of Equitable.

Before becoming Equitable’s CFO in April 2021, Mr. Raju served as Head of Individual Retirement, where he drove the strategy for the Individual Retirement business, including distribution, product, inforce portfolio, M&A, capital, hedging and strategic relationships. Prior to that, he was Treasurer of Equitable Holdings and Business Chief Financial Officer for Equitable’s Life, Retirement and Wealth Management businesses, where he played a key role in managing the capital and financials that underpin the company’s business segments. His key accomplishments include raising over $20bn in the capital markets, establishing credit lines and executing M&A transactions. He also led the company’s preparation for its successful IPO in May of 2018.

Throughout his career, Mr. Raju has focused on strategic growth and efficiency leading to the creation of long-term value for customers. Since joining Equitable in 2004, he has held positions in the Office of the CEO, Equitable Funds Management Group, and with Equitable Advisors. He also spent three years at AXA Global Life and Savings at AXA S.A. headquarters in Paris.

Prior to joining the company, Mr. Raju was a municipal bond broker.

Yun (“Julia”) Zhang

Yun (Julia) Zhang is Group Treasurer of Equitable Holdings (NYSE: EQH) and a member of the Equitable Operating Committee. Ms. Zhang oversees the company’s capital and liquidity management, dividend and funding strategy and banking and rating agency relationships. She also serves as a director and Chief Financial Officer for multiple EQH subsidiaries and acts as a steering committee member of the company’s Capital and Liquidity, Hedging, Investment and Risk Committees. Previously, Ms. Zhang was the Treasurer of Equitable Financial Life, where she was instrumental in developing the company’s capital management strategy and ensuring balance sheet strength. She began her career with the company in 2007 on the derivatives and hedging team.

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Steven M. Joenk	Steven M. Joenk is Chief Investment Officer at Equitable and a member of the company’s Operating Committee. He oversees the investment of Equitable’s $75+ billion general account portfolio and the development and implementation of the firm’s derivatives & hedging programs. He also serves as Trustee, Chairman of the Board, Chief Executive Officer and President of the Equitable Investment Management Group, LLC (Equitable IMG), a wholly owned subsidiary of Equitable. Equitable IMG manages over $100 billion in subadvised funds, which include variable insurance portfolios and mutual funds.

From 2004 to 2008, he served as Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc.

Earlier in his career, Mr. Joenk held senior leadership positions at MeesPierson, Inc., Gabelli Funds, Inc. and Mitchell Hutchins Asset Management, a subsidiary of Paine Webber, Inc.

Appendix A

Appendix B

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.
Dates of previous prospectuses and supplements: (1)	which relate to our:

December 19, 1994; May 1, 1995 through May 1, 2022; September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4, 2001; December 1, 2001(2) ; December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements); August 10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (3 supplements); June 10, 2005; June 17, 2005; August 31, 2005; February 23, 2006; August 25, 2006; December 11, 2006; August 24, 2007; September 24, 2007; October 19, 2007; February 23, 2008; July 21, 2008; August 15, 2008 (4 supplements); December 1, 2008; January 15, 2009; February 23, 2009; August 17, 2009; September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010; June 14, 2010; August 25, 2010; February 11, 2011; August 25, 2011; February 6, 2012; June 20; 2012; July 31, 2012; August 30, 2012; February 15, 2013; August 21, 2013; November 12, 2013; February 19, 2014; August 18, 2014; February 26, 2015; November 15, 2016; August 25, 2017; February 16, 2018; August 1, 2018; October 16, 2018; November 20, 2018; June 13, 2019; August 2, 2019; November 18, 2019; July 2, 2020; May 28, 2021; January 31, 2022	Incentive Life Plus® Policies

November 27, 1991 and May 1, 1993 through May 1, 2022; October 18, 1999, as previously supplemented on May 1, 1994 through May 1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4, 2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements); August 10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (2 supplements); June 10, 2005; June 25, 2005; August 31, 2005; February 23, 2006; August 25, 2006; December 11, 2006; August 24, 2007; September 24, 2007; October 19, 2007; February 23, 2008; July 21, 2008; August 15, 2008 (3 supplements); December 1, 2008; January 15, 2009; February 23, 2009; August 17, 2009; September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010; June 14, 2010; August 25, 2010; February 11, 2011; August 25, 2011; February 6, 2012; June 20, 2012; July 31, 2012; August 30, 2012; February 15, 2013; August 21, 2013; November 12, 2013; February 19, 2014; August 18, 2014; February 26, 2015; November 15, 2016; August 25, 2017; February 16, 2018; August 1, 2018; October 16, 2018; November 20, 2018; June 13, 2019; August 2, 2019; November 18, 2019; July 2, 2020; May 28, 2021; January 31, 2022

Incentive Life® 2000 and Champion 2000 Policies

B-1

Appendix B

Dates of previous prospectuses and supplements: (1)	which relate to our:

August 29, 1989; February 27, 1991; May 1, 1990; May 1, 1993-May 1, 2022; October 18, 1999, as previously supplemented on May 1, 1994 – May 1, 2002; May 12, 2000; June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001; February 9, 2001; September 4, 2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements); August 10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (2 supplements); June 10, 2005; June 25, 2005; August 31, 2005; February 23, 2006; August 25, 2006; December 11, 2006; August 24, 2007; September 24, 2007; October 19, 2007; February 23, 2008 (Incentive Life® Policies only); July 21, 2008 (Incentive Life® Policies only); August 15, 2008 (3 Incentive Life® Policies Supplements); August 15, 2008 (2 Special Offer Policies Supplements); December 1, 2008; January 15, 2009; February 23, 2009 (Incentive Life® Policies only); August 17, 2009; September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010 (Incentive Life® Policies only); May 1, 2010 (Incentive Life® Policies only); June 14, 2010; August 25, 2010 (Incentive Life® Policies only); February 11, 2011 (Incentive Life® Policies only); August 25, 2011 (Incentive Life® Policies only); February 6, 2012; June 20, 2012; July 31, 2012; February 15, 2013 (All Policies except Special Offer Policies); August 30, 2012 (All Policies); August 21, 2013; November 12, 2013; February 19, 2014; August 18, 2014 (All policies); February 10, 2015 (Incentive Life® Policies only); February 26, 2015 (All policies); May 1, 2016; November 15, 2016 (All policies); August 25, 2017 (All policies); February 16, 2018 (All policies); August 1, 2018; October 16, 2018; November 20, 2018; June 13, 2019; August 2, 2019; November 18, 2019; July 2, 2020; May 28, 2021; January 31, 2022	Incentive Life® Policies and Special Offer Policies(2)
(1)	In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)	This Supplement applies only to certain groups.

B-2

Appendix B

PART II

REPRESENTATION REGARDING REASONABLENESS OF

AGGREGATE POLICY FEES AND CHARGES

Equitable Financial represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Financial under the Policies. Equitable Financial bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable Financial to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.

Supplement (in-force A) dated May 1, 2022 relating to Incentive Life Plus Prospectus consisting of 26 pages.

Supplement (in-force - wholesale) dated May 1, 2022 relating to Incentive Life Plus Prospectus consisting of 32 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December  11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and Consent of counsel (see Exhibit 2(a)(i))

Consent of PricewaterhouseCoopers LLP (See Exhibit 6).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

1-A(1)(a)(i)	Certified resolution re Authority to Market Variable Life Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

1-A(2)	Inapplicable.

1-A(3)(a)	See Exhibit 1-A(8).

1-A(3)(b)	Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(3)(b)(a)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

1-A(3)(b)(b)

Life Product Amendment to Broker-Dealer and General Agent Sales Agreement AMENDMENT, dated as of March 15, 2016, (such date, following execution and delivery by all parties, to be the “Effective Date”), by and among AXA Distributors, LLC (“Distributor”), AXA Advisors, LLC (“Broker-Dealer”) and AXA Network, LLC (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-103199) filed on April 19, 2019.

1-A(3)(c)	See Exhibit 1-A(8)(i).

1-A(4)	Inapplicable.

1-A(5)(a)(i)	Flexible Premium Life Insurance Policy (94-300) (Incentive Life Plus) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(a)(ii)	Flexible Premium Life Insurance Policy (94-300) (Incentive Life Plus) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(b)	Name Change Endorsement (S.97-1), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(c)	Option to Purchase Additional Insurance Rider (R94-204) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(d)	Option to Purchase Additional Insurance Rider (R94-204) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(e)	Substitution of Insured Rider (R94-212) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(f)	Substitution of Insured Rider (R94-212) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(g)	Renewable Term Insurance Rider on the Insured (R94-215) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(h)	Renewable Term Insurance Rider on the Insured (R94-215) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(i)	Disability Rider - Waiver of Monthly Deductions (R94-216) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(j)	Disability Rider - Waiver of Monthly Deductions (R94-216) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(k)	Disability Rider - Waiver of Premiums (R94-216A) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(l)	Disability Rider - Waiver of Premiums (R94-216A) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(m)	Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(n)	Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(o)	Accelerated Death Benefit Rider (R94-102) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(p)	Accelerated Death Benefit Rider (R94-102) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(q)	Designated Insured Option Rider (R91-107) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(r)	Designated Insured Option Rider (R91-107) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(s)	Children’s Term Insurance Rider (R94-218), incorporated herein by reference to Exhibit No. 27.(d)(xvi) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

1-A(5)(t)

Renewable Term Insurance on the Additional Insured Person (R94-217), incorporated herein by reference to Exhibit No. 27.(d)(xviii) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

1-A(5)(u)	Accidental Death Benefit Rider (R94-219), incorporated herein by reference to Exhibit No. 27.(d)(xx) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

1-A(5)(v)	Yearly Renewable Term Insurance on First of Insureds to Die Rider (R94-211), previously filed with this Registration Statement (File No. 333-17663) on April 8, 2003.

1-A(5)(w)	Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (d)(xxviii) to Registration Statement on Form N-4 (File No. 333-103199), filed on April 21, 2010.

1-A(6)(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

1-A(6)(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

1-A(6)(c)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

1-A(7)	Inapplicable.

1-A(8)

Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(8)(i)	Schedule of Commissions, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

1-A(9)(a)	Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(9)(b)

Amended and Restated Participation Agreement dated July 15, 2002 among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

1-A(9)(b)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

1-A(9)(b)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

1-A(9)(b)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

1-A(9)(b)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

1-A(9)(b)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

1-A(9)(b)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

1-A(9)(b)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

1-A(9)(b)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

1-A(9)(b)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

1-A(9)(b)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

1-A(9)(b)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

1-A(9)(b)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

1-A(9)(b)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

1-A(9)(b)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

1-A(9)(b)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

1-A(9)(b)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

2-A(9)(b)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

2-A(9)(b)(i)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

2-A(9)(b)(ii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

2-A(9)(b)(iii)

Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

2-A(9)(b)(iv)

Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

2-A(9)(b)(v)

Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

2-A(9)(b)(vi)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

2-A(9)(b)(vii)

Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

2-A(9)(b)(viii)

Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

2-A(9)(b)(ix)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

2-A(9)(b)(x)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

2-A(9)(b)(xi)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

2-A(9)(b)(xii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

2-A(9)(b)(xiii)

Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

2-A(9)(b)(xiv)

Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

2-A(9)(b)(xv)

Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

2-A(9)(b)(xvi)

Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

1-A(9)(c)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

1-A(9)(c)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

1-A(9)(c)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

1-A(9)(c)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

2-A(9)(c)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

2-A(9)(c)(i)

Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

2-A(9)(c)(ii)

Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

2-A(9)(c)(iii)

Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

2-A(9)(c)(iv)

Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

2-A(9)(c)(v)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

1-A(9)(d)

Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(d)(i)

Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

1-A(9)(d)(ii)

Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

1-A(9)(d)(iii)

Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

1-A(9)(d)(iv)

Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

1-A(9)(d)(v)

Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

1-A(9)(e)

Fund Participation Agreement dated October 13, 2009 among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

1-A(9)(f)

Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

1-A(9)(g)

Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(g)(i)

Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

1-A(9)(g)(ii)

Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

1-A(9)(g)(iii)

Amendment No. 6, dated as of December 1, 2020, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on December 16, 2020.

1-A(9)(g)(iv)

Amendment No. 7, dated as of February 12, 2021, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, filed herewith.

1-A(9)(h)

Fund Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

1-A(9)(i)

Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

1-A(9)(i)(i)

Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(i)(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

1-A(9)(i)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(i)(iv)

Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(i)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(i)(vi)

(vi) Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

1-A(9)(i)(vii)

Amendment No. 7 dated August 28, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

1-A(9)(i)(viii)

Amendment No. 8 dated December 8, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

1-A(9)(j)

Fund Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

1-A(9)(k)

Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(l)

Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(l)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

1-A(9)(l)(ii)

Fourth Amendment dated August 16, 2019 to the Participation Agreement dated July 20, 2005 by and between AXA Equitable Life Insurance Company, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to the Registration Statement filed on Form N-6 (File No. 333-229235) filed on February 18, 2020.

1-A(9)(l)(iii)

Amendment No. 5, effective May 1, 2021 to the Participation Agreement dated July 20, 2005 among Equitable Financial Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., filed herewith.

1-A(9)(m)

Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

1-A(9)(m)(i)

First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

1-A(9)(m)(ii)

Second Amendment to Participation Agreement entered into as of October 7, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

1-A(9)(n)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(n)(i)

Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the “Agreement”) dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

1-A(9)(n)(ii)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(n)(iii)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(n)(iv)

Amendment to Participation Agreement effective September 25, 2020, to Participation Agreement dated October 1, 2013 by and among AXA Equitable Life Insurance Company, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, filed herewith to Registration Statement on Form S-6 (File No. 333-17663) filed on April 21, 2021.

1-A(9)(o)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

1-A(9)(o)(i)

First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

1-A(9)(o)(ii)

Second Amendment, effective October 8, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

1-A(9)(o)(iii)

Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

1-A(9)(o)(iv)

Fourth Amendment, effective November 18, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

1-A(9)(o)(v)

Fifth Amendment, effective February 5, 2021 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, filed herewith.

1-A(10)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

1-A(10)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

1-A(10)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

1-A(10)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

1-A(10)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

1-A(10)(a)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on April 19, 2001.

1-A(10)(b)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on April 19, 2001.

1-A(10)(c)

General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

1-A(10)(c)(i)

First Amendment dated as of January 1, 2003, to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

1-A(10)(c)(ii)

Second Amendment dated as of January 1, 2004, to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

1-A(10)(c)(iii)

Third Amendment dated as of July 19, 2004, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

1-A(10)(c)(iv)

Fourth Amendment dated as of November 1, 2004, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

1-A(10)(c)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

1-A(10)(c)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

1-A(10)(c)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

1-A(10)(c)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

1-A(10)(c)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

1-A(10)(c)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

1-A(10)(c)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

1-A(10)(c)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

1-A(10)(c)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-20214), filed on September 9, 2015.

1-A(10)(c)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

1-A(10)(c)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(10)(c)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

1-A(10)(c)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

1-A(10)(c)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

1-A(10)(c)(xix)

Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

1-A(10)(c)(xx)

Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

1-A(10)(d)	Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

1-A(10)(e)	Application EV4-200Y (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(10)(f)	Application EV4-200Y (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(10)(g)

Description of Equitable’s Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(10)(h)	Illustration of Policy Benefits - Incentive Life, previously filed with this Registration Statement, (File No. 333-17663), on April 30, 1999.

1-A(10)(i)	Illustration of Policy Benefits - Incentive Life Plus, previously filed with this Registration Statement, (File No. 333-17663), on April 30, 1999.

1-A(10)(j)	Illustration of Policy Benefits for Incentive Life, previously filed with this Registration Statement (File No. 333-17663) on April 19, 2001.

1-A(10)k	Illustration of Policy Benefits for Incentive Life, previously filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

1-A(10)(l)	Illustration of Policy Benefits for IL COLI, previously filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

1-A(11)	The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

2	Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of Equitable Financial, filed herewith.

3	Inapplicable.

4	Inapplicable.

6	Consent of PricewaterhouseCoopers LLP, filed herewith.

7	Powers of Attorney, filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 21st day of April, 2022.

SEPARATE ACCOUNT FP
(REGISTRANT)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(DEPOSITOR)

/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

Attest:	/s/ Shane Daly
Shane Daly, Attorney-in-Fact
Pursuant to Power of Attorney
April 21, 2022

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Daniel G. Kaye	Kristi Matus	George Stansfield
Joan Lamm-Tennant	Mark Pearson	Bertram Scott
Francis Hondal	Charles G.T. Stonehill

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact

April 21, 2022